Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Consolidated profit for the year	€ 661,314	€ 544,543	€ 531,441
Items for reclassification to profit or loss
Translation differences	(532,389)	103,833	290,635
Translation differences / Cash Flow Hedge		(6,809)
Available for sale financial Assets	10,145	(5,219)
Equity accounted investees / Translation differences	(27,134)	10,671	2,673
Cash flow hedges - effective part of changes in fair value		14,501	55,305
Cash flow hedges - amounts taken to profit or loss		(7,426)	(25,206)
Other comprehensive income	(14)	(4,810)	4,575
Tax effect		(2,462)	(12,093)
Other comprehensive income / (expense) for the year	(549,392)	102,279	315,889
Total comprehensive income for the year	111,922	646,822	847,330
Total comprehensive income attributable to the Parent	113,441	647,667	848,603
Total comprehensive expense attributable to the non-controlling interests	€ (1,519)	€ (845)	€ (1,273)